PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021	March 31, 2021
Production plant	$72,821	$71,642
Motor vehicles	1,139,978	1,020,893
Office equipment	27,730	14,073
	1,240,529	1,106,608
Less: accumulated depreciation	(381,031)	(312,631)
Plant and equipment, net	$859,498	$793,977

Plant and equipment consists of the following as of March 31, 2021 and 2020:

	2021	2020
Production plant	$71,642	$67,247
Motor vehicles	1,020,893	868,743
Office equipment	14,073	19,471
	1,106,608	955,461
Less: accumulated depreciation	(312,631)	(370,442)
Plant and equipment, net	$793,977	$585,019